UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C.  20549

			    FORM 13F

		      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 1998

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement.
				 [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Greenleaf Asset Management, Inc.
Address:	3505 Greenleaf Blvd.
		Kalamazoo, MI  49008

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:		William D. Johnston
Title:		President
Phone:		616-353-8484
Signature, Place, and Date of Signing:
	William D. Johnston	Kalamazoo, Michigan	November 5, 1999


Report Type (Check only one):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.


List of Other Maagers Reporting for this Manager:
NONE

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		           0

Form 13F Information Table Entry Total:	           1,782,318

Form 13F Information Table Value Total:	         $98,927,000



List of Other Included Managers:
NONE

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								FORM 13F INFORMATION TABLE
   							 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS	CUSIP		(X$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE

American Express Co.	COM		25816109	237 	2,310	SH		SOLE	None			2,310
Bellsouth Corp.		COM		79860102	636 	12,745	SH		SOLE	None			12,745
Biomet, Inc.		COM		90613100	451 	11,200	SH		SOLE	None			11,200
Daimlerchrysler AG	ORD		D1668R123	412 	4,298	SH		SOLE	None			4,298
First Un Corp		COM		337358105	225 	3,700	SH		SOLE	None			3,700
Huntington Bancshares 	COM		446150104	212 	7,044	SH		SOLE	None			7,044
Johnson & Johnson	COM		478160104	342 	4,081	SH		SOLE	None			4,081
Morgan J P & Co Inc.	COM		616880100	341 	3,250	SH		SOLE	None			3,250
McDonalds Corp.		COM		580135101	702 	9,600	SH		SOLE	None			9,600
Miller Herman Inc.	COM		600544100	427 	15,900	SH		SOLE	None			15,900
Merck & Co. Inc.	COM		58933107	844 	5,720	SH		SOLE	None			5,720
National City Corp.	COM		635405103	1,869 	25,776	SH		SOLE	None			25,776
Bank One Corp.		COM		06423A103	624 	12,230	SH		SOLE	None			12,230
SBC Communications Inc.	COM		78387G103	200 	3,738	SH		SOLE	None			3,738
Schering Plough Corp.	COM		806605101	1,414 	25,600	SH		SOLE	None			25,600
Sara Lee Corp.		COM		803111103	615 	21,804	SH		SOLE	None			21,804
Sun Microsystems Inc.	COM		866810104	804 	9,400	SH		SOLE	None			9,400
Stryker Corp.		COM		863667101	87,614 	1,591,177SH		SOLE	None			1,591,177
MCI Worldcom Inc.	COM		55268B106	200 	2,800	SH		SOLE	None			2,800
Wal Mart Stores Inc.	COM		931142103	301 	3,695	SH		SOLE	None			3,695
Exxon Corp.		COM		302290101	457 	6,250	SH		SOLE	None			3,250